General and Administrative	12 Months Ended
Dec. 31, 2012
General and Administrative [Abstract]
General and Administrative
20.   General and Administrative:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2010	2011	2012

Salaries	14,400	14,957	13,401
Depreciation	548	592	580
Office Expenses	12,555	14,257	15,916
General and Administrative expenses	27,503	29,806	29,897